Net finance expense - Net finance expense recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Financial Instruments [Abstract]
Interest income	$ 1,896	$ 3,687		$ 6,529
Change in fair value of fuel derivatives recognized in P&L	1,668	2,800		0
Foreign exchange gains	11,370	15,009		14,043
Finance income	14,934	21,496	[1]	20,572	[1]
Interest expense on financial liabilities measured at amortized cost	(57,961)	(60,627)		(84,327)
Interest leasing	(2,378)	(3,287)		(4,811)
Change in fair value of fuel derivatives recognized in P&L	(8,966)	(1,723)		(51)
Fair value adjustment on interest rate swaps	(78)	(108)		(8,533)
Other financial charges	(14,265)	(9,936)		(7,474)
Foreign exchange losses	(11,893)	(15,872)		(14,607)
Finance expense	(95,541)	(91,553)	[1]	(119,803)	[1]
Net finance expenses	$ (80,607)	$ (70,057)	[1]	$ (99,231)	[1]

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.